General Information and Basis of Presentation (Details)	1 Months Ended	6 Months Ended
	Sep. 30, 2022 vessel m³	Jun. 30, 2023 vessel MT m³	Dec. 31, 2022 vessel	Jun. 30, 2022
Schedule Of Description Of Business [Line Items]
Number of vessels		56	44
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Schedule Of Description Of Business [Line Items]
Economic interest in building and operating marine export terminal		50.00%	50.00%	50.00%
Exporting capacity per year (in excess) | MT		1
Time Charters [Member]
Schedule Of Description Of Business [Line Items]
Number of vessels		32	34
Russia | Time Charters [Member]
Schedule Of Description Of Business [Line Items]
Number of vessels		2
Time charter contract period		10 years
Ethylene [Member]
Schedule Of Description Of Business [Line Items]
Number of vessels		25
2018-built ethylene [Member]
Schedule Of Description Of Business [Line Items]
Number of vessels	2
Vessels cargo capacity (in cbm) | m³	17,000
2019-built ethylene [Member]
Schedule Of Description Of Business [Line Items]
Number of vessels	3
Vessels cargo capacity (in cbm) | m³	22,000
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm) | m³		3,770
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Vessels cargo capacity (in cbm) | m³		38,000